Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Axiom Corp.
Entity Central Index Key	0001566265
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This registration statement contains one prospectus as set forth below:

●	Resale Prospectus. This prospectus is to be used by the selling security holders in connection with a potential resale by certain seller security holders of up to an aggregate of 18,433,333 shares of the registrant’s Common Stock (as defined below), par value $0.00001, per share consisting of: (i) 18,333,333 shares of Common Stock underlying shares of the registrant’s 10% senior convertible notes; and (ii) 100,000 shares of Common Stock issuable pursuant a certain financial advisor agreement with Carter, Terry & Company (“Carter Terry”).

Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Entity Filer Category	Smaller Reporting Company